Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2013 Unaudited	Dec. 31, 2012 Audited
Current Assets
Cash and cash equivalents	$ 152,526	$ 63,836	$ 95,069
Due from related party	43,819	266,196	134,654
Prepaid expenses	82,633	0	0
Total Current Assets	278,978	330,032	229,724
Patents	0	7,000	7,000
Total Assets	278,978	337,032	236,724
Current Liabilities
Accounts payable	798,808	797,908	797,908
Accrued expenses	1,866,172	1,949,651	1,953,934
Derivative liability	0	359,127	0
Notes payable	773,279	773,279	773,279
Convertible notes payable, net		79,726	0
Total Current Liabilities	3,438,259	3,959,691	3,525,121
LONG-TERM LIABILITIES
Promissory note payable	0	50,000	0
TOTAL LIABILITIES	0	4,009,691	3,525,121
Stockholders (Deficit)
Common stock (Par value $0.001 authorized 100,000,000 shares, issued and outstanding 92,928,477 and 79,813,071 at September 30, 2013 and December 31, 2012, respectively)	74,862	92,929	79,813
Common stock subscribed but not yet issued (0 and 1,500,000 at September 30, 2013 and December 31, 2012, respectively)	525	0	1,500
Subscription receivable	0	0	(10,000)
Additional paid in capital	25,231,804	29,882,333	26,580,244
Common stock-warrants	0	97,869	203,237
Deferred compensation	0	(160,867)	(12,500)
Accumulated deficit	(28,466,471)	(33,584,923)	(30,130,692)
Total stockholders deficit	(3,159,281)	(3,672,659)	(3,288,398)
Total Liabilities and stockholders deficit	$ 278,978	$ 337,032	$ 236,723